GENERAL (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Working capital, net	$ 221	$ 130	$ 0
Property and equipment	565	2,486	22
Other intangible assets	190	1,690	0
Goodwill	(288)	4,894	304
Long term loans from bank and others	0	(1,342)	0
Fair value of investment in subsidiary previously accounted for by the equity method	0	3,885	0
Fair value of assets acquired and liabilities, Net	688	3,973	251
Pointer Brazil [Member]
Business Acquisition [Line Items]
Working capital, net		130
Property and equipment		2,486
Other intangible assets		1,690
Goodwill		4,894
Long term loans from bank and others		(1,342)
Fair value of investment in subsidiary previously accounted for by the equity method		(3,885)
Fair value of assets acquired and liabilities, Net		$ 3,973